Disaggregated Revenues - Schedule of Breakdown of Gross Profit and Gross Profit Margin (Details) - Gross Profit Margin [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 1,348,084	$ 2,309,218
Cost of revenue	772,976	691,984
Gross profit	$ 575,108	$ 1,617,234
Gross profit margin	42.70%	70.00%
Customized software solutions [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 640,722	$ 1,119,210
Cost of revenue	59,028	117,252
Gross profit	$ 581,694	$ 1,001,958
Gross profit margin	90.80%	89.50%
White label software [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 486,804	$ 748,770
Cost of revenue	491,337	361,619
Gross profit	$ (4,533)	$ 387,151
Gross profit margin	(0.90%)	51.70%
Subscription services [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 220,558	$ 441,238
Cost of revenue	222,611	213,113
Gross profit	$ (2,053)	$ 228,125
Gross profit margin	(0.90%)	51.70%